Unaudited Condensed Statement of Operations - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 1,040,092	$ 173,165
Administrative expenses - related party	12,000	8,000
Franchise tax expense	49,692	61,420
Loss from operations	(1,101,784)	(242,585)
Other income:
Loss upon issuance of private placement warrants		(1,103,400)
Change in fair value of derivative warrant liabilities	8,062,950	(1,810,050)
Offering costs associated with derivative warrant liabilities		(724,418)
Loss from investments held in Trust Account	69,030	(1,198)
Earnings before income taxes		(3,881,651)
Income tax benefit
Net gain from investments held in Trust Account	69,030	(1,198)
Net Income (Loss)	$ 7,030,196	(3,881,651)
Class A common Stock [Member]
Other income:
Net Income (Loss)
Weighted average shares outstanding (in Shares)	20,650,000	20,547,368
Basic and diluted net income per share (in Dollars per share)	$ 0.00	$ 0.00
Class B Common Stock [Member]
Other income:
Net Income (Loss)
Weighted average shares outstanding (in Shares)	5,162,500	5,055,914 [1]
Basic and diluted net income per share (in Dollars per share)	$ 1.36	$ (0.55)

[1]	This number excludes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 30, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 650,000 Units; thus, only 587,500 shares of Class B common stock remain subject to forfeiture at December 31, 2020.